Contingent liabilities and legal proceedings (Tables)	12 Months Ended
Mar. 31, 2022
Contingent liabilities and legal proceedings
Schedule of contingent liabilities

	2022	2021
	€m	€m
Performance bonds[1]	430	381
Other guarantees[2]	2,436	2,347

Notes:

1	Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.
2	Other guarantees principally comprise Vodafone Group Plc’s guarantee of the Group’s 50% share of a US$3.5 billion loan facility (2021: US$3.5 billion loan facility), which forms part of the Group’s overall joint venture investment in TPG Telecom Ltd. The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 ‘Investments in associates and joint arrangements’). Other guarantees also include INR42.5 billion (2021: INR42.5 billion) in relation to the secondary pledge over shares owned by Vodafone Group in Indus Towers. See page 201.